Expense Example (High Yield Trust, USD $)	12 Months Ended
May 01, 2011
Series I, High Yield Trust
Expense Example:
Year 1	$ 77
Year 3	240
Year 5	417
Year 10	930
Series II, High Yield Trust
Expense Example:
Year 1	97
Year 3	303
Year 5	525
Year 10	1,166
Series NAV, High Yield Trust
Expense Example:
Year 1	72
Year 3	224
Year 5	390
Year 10	$ 871